Subsequent events -Additional informations (Details)	2 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2026 shares	Nov. 30, 2025 shares	Feb. 28, 2026 USD ($) shares
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services			22,541
Number of real estate properties held | $			4
Issue of voting common shares
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services	1,000	1,000